UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sand Hill Advisors, Inc.
Address:  3000 Sand Hill Road
          Building 3, Suite 150
          Menlo Park, CA  94025

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all rquired items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Connie Robles
Titles: Manager, Corporate Administration
Phone:  (650) 854-9150
Signature, Place, and Date of Signing:

Connie Robles     Menlo Park, CA     November 12, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 86
Form 13F Information Table Value Total: $238,877,000


List of Other Included Manager:

No.    13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASYST Technologies, Inc.       COM              04648x107     3269    99050 SH       SOLE                                      99050
Abbott Labs                    COM              002824100     4931   134398 SH       SOLE                    73098             61300
Albertson's                    COM              013104104     4152   104950 SH       SOLE                    60900             44050
American Home Products         COM              026609107      263     6344 SH       SOLE                                       6344
American Intl Grp              COM              026874107      442     5081 SH       SOLE                     4613               468
Ameritech                      COM              030954101     5506    82480 SH       SOLE                    44750             37730
Amgen                          COM              031162100     6424    78825 SH       SOLE                    48925             29900
Apartment Investment & Mgmt Co COM              03748R101     5776   151015 SH       SOLE                    79065             71950
Aspect Development             COM              045234101     1154    45583 SH       SOLE                    45583
Bank of New York               COM              064057102      235     7040 SH       SOLE                                       7040
BankAmerica Corp               COM              06605F102      795    14273 SH       SOLE                     4016             10257
Bell Atlantic                  COM              077853109      296     4394 SH       SOLE                     1680              2714
Best Foods                     COM              08658u101      202     4154 SH       SOLE                                       4154
Biogen                         COM              090597105      378     4800 SH       SOLE                     4000               800
Bristol-Myers Squibb           COM              110122108      259     3844 SH       SOLE                                       3844
Broadcom Corporation           COM              111320107    16647   152723 SH       SOLE                                     152723
Brocade Communications Systems COM              111621108      388     1846 SH       SOLE                                       1846
C-Cube Microsystems            COM              125015107     2118    48679 SH       SOLE                    48679
Cambridge Tech Partners Inc    COM              132524109      356    24550 SH       SOLE                    16300              8250
Chemtrak                       COM              163877103        0    40116 SH       SOLE                    40116
Chevron                        COM              166751107      749     8435 SH       SOLE                     1000              7435
Cisco Systems                  COM              17275R102     1793    26152 SH       SOLE                    16009             10143
Coca Cola                      COM              191216100      208     4321 SH       SOLE                      620              3701
Cygnus Corp                    COM              232560102     4107   366112 SH       SOLE                                     366112
Dover Corp                     COM              260003108     5684   139068 SH       SOLE                    72710             66358
E TOYS                         COM              297862104     4349    73254 SH       SOLE                                      73254
EMC Corp                       COM              268648102     7586   106280 SH       SOLE                    54600             51680
Elantec Semiconductor Inc      COM              284155108      250    14117 SH       SOLE                    14117
Enron                          COM              293561106      614    14960 SH       SOLE                    10752              4208
Exxon                          COM              302290101      955    12572 SH       SOLE                     2624              9948
Fedl Natl Mort Assn            COM              313586109      471     7520 SH       SOLE                     3250              4270
Flextronics                    COM              339383101     2669    45863 SH       SOLE                    40900              4963
Fusion Medical                 COM              361128101     2769   212995 SH       SOLE                   212995
GATX                           COM              361448103     1519    48900 SH       SOLE                    20650             28250
GTE                            COM              362320103      885    11508 SH       SOLE                     8030              3478
General Electric               COM              369604103     1237    10431 SH       SOLE                     6490              3941
Halliburton                    COM              406216101      289     7060 SH       SOLE                     4860              2200
Hewlett Packard                COM              428236103      816     8988 SH       SOLE                     4257              4731
IBM                            COM              459200101     1570    12977 SH       SOLE                     1927             11050
Intel                          COM              458140100    11119   149630 SH       SOLE                    78990             70640
International Network Services COM              460053101     1109    20388 SH       SOLE                    20388
Johnson & Johnson              COM              478160104     3228    35134 SH       SOLE                    20786             14348
Johnson Controls               COM              478366107     6737   101600 SH       SOLE                    54500             47100
Leggett & Platt                COM              524660107     5551   281950 SH       SOLE                   156950            125000
MBIA Inc                       COM              55262c100     4732   101500 SH       SOLE                    54300             47200
MCI WorldCom, Inc.             COM              55268b106     3547    49350 SH       SOLE                    29450             19900
MGIC Investment Corp           COM              552848103     4511    94475 SH       SOLE                    53400             41075
Merck                          COM              589331107      890    13730 SH       SOLE                      200             13530
Microsoft                      COM              594918104     3979    43941 SH       SOLE                    24372             19569
Mobil                          COM              607059102     5817    57734 SH       SOLE                    33750             23984
Morgan Stanley, Dean Witter, D COM              617446448      219     2459 SH       SOLE                       14              2445
Nabors Industries              COM              629568106     4217   168670 SH       SOLE                    85070             83600
Netro Corporation              COM              64114r109     5475   200000 SH       SOLE                                     200000
Network Appliance              COM              64120l104     2295    32038 SH       SOLE                    32038
Newell Rubbermaid              COM              651229106     2243    78538 SH       SOLE                    30050             48488
Pepsico                        COM              713448108     4663   152900 SH       SOLE                    85500             67400
Pfizer                         COM              717081103     1286    35835 SH       SOLE                    21000             14835
Physiometrix Inc               COM              718928104        5    10000 SH       SOLE                                      10000
Procter & Gamble               COM              742718109     1360    14506 SH       SOLE                     6080              8426
Redback Networks Inc           COM              757209101      229     2122 SH       SOLE                     2122
Regions Financial              COM              758940100     3941   131360 SH       SOLE                    70360             61000
SBC Communications             COM              78387G103      430     8428 SH       SOLE                     3684              4744
Sangstat Med Corp              COM              801003104      967    45243 SH       SOLE                    45243
Schering Plough                COM              806605101     6573   150665 SH       SOLE                    73020             77645
Schlumberger                   COM              806857108     4871    78175 SH       SOLE                    43900             34275
Schwab Charles New             COM              808513105      712    21298 SH       SOLE                                      21298
Servicemaster                  COM              81760N109     3214   200100 SH       SOLE                   104448             95652
Sherwin Williams               COM              824348106     1723    82300 SH       SOLE                    55650             26650
Sun Microsystems               COM              866810104     9130    98168 SH       SOLE                    51406             46762
Sungard Data Systems           COM              867363103     5043   191659 SH       SOLE                   107509             84150
Vantive Corp                   COM              922091103      209    24000 SH       SOLE                                      24000
Venator                        COM              922944103       86    10000 SH       SOLE                                      10000
W W Grainger                   COM              384802104     5336   111025 SH       SOLE                    64375             46650
Walgreen                       COM              931422109     1915    75470 SH       SOLE                    42820             32650
Warner Lambert                 COM              934488107      556     8375 SH       SOLE                                       8375
Wells Fargo                    COM              949740104      399    10060 SH       SOLE                     8310              1750
Whole Foods Market             COM              966837106     4508   137780 SH       SOLE                    73955             63825
Xilinx Incorporated            COM              983919101      215     3285 SH       SOLE                                       3285
Yahoo!                         COM              984332106     1378     7675 SH       SOLE                     7374               301
Smart Choice Auto Warrants Exp WT               831686118        0    10400 SH       SOLE                                      10400
BP Amoco PLC (UK)              FRGN             055622104     3124    28195 SH       SOLE                    16482             11713
Elan Corp PLC ADR (IRE)        FRGN             284131208     5041   150208 SH       SOLE                    91756             58452
HSBC Holdings PLC ADR (HK)NEW  FRGN             404280406     1809    31154 SH       SOLE                    19500             11654
Panamerican Beverages          FRGN             p74823108     2067   124810 SH       SOLE                    65250             59560
Sony Corp ADR New (JPN)        FRGN             835699307     6685    44550 SH       SOLE                    25550             19000
Vodafone AirTouch PLC - SP ADR FRGN             92857T107     3619    15220 SH       SOLE                    10300              4920